Major Customers and Suppliers (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A | Revenue from Contract with Customer Benchmark [Member] | Represents Four Major Customers
Concentration Risk, Percentage	25.00%	26.00%	21.00%
Customer A | Accounts Receivable [Member]
Concentration Risk, Percentage	28.00%	33.00%
Customer B | Revenue from Contract with Customer Benchmark [Member] | Represents Four Major Customers
Concentration Risk, Percentage	23.00%	21.00%	19.00%
Customer B | Accounts Receivable [Member]
Concentration Risk, Percentage	27.00%	25.00%
Customer C | Revenue from Contract with Customer Benchmark [Member] | Represents Four Major Customers
Concentration Risk, Percentage	23.00%	18.00%	19.00%
Customer C | Accounts Receivable [Member]
Concentration Risk, Percentage	26.00%	25.00%
Major Suppliers [Member] | Cost of Goods, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage	10.00%
Suppliers Member | Cost of Goods, Total [Member]
Concentration Risk, Percentage	42.00%	31.00%	46.00%
Suppliers b. | Cost of Goods, Total [Member]
Concentration Risk, Percentage	18.00%	26.00%	19.00%
Suppliers c. | Cost of Goods, Total [Member]
Concentration Risk, Percentage	10.00%	11.00%
Suppliers d. | Cost of Goods, Total [Member]
Concentration Risk, Percentage	0.00%	10.00%
Customer D | Revenue from Contract with Customer Benchmark [Member] | Represents Four Major Customers
Concentration Risk, Percentage			13.00%